Comstock Partners Funds, Inc.
993 Lenox Drive, Suite 106
Lawrenceville, NJ 08648



107/634/607
503/502 A 9710


                               COMSTOCK PARTNERS
                                  FUNDS, INC.
                ------------------------------------------------

                               COMSTOCK PARTNERS
                                 STRATEGY FUND

                               COMSTOCK PARTNERS
                               CAPITAL VALUE FUND

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 1997

DEAR FELLOW SHAREHOLDER:

For the six months ended October 31, 1997, the Comstock Partners Strategy Fund's Class O, A, and C shares posted total returns of -4.61%, -4.74%, and -4.99%, respectively, and the Comstock Partners Capital Value Fund's Class A, B, C, and R shares posted total returns of -14.85%, -15.03%, -15.16%, and -14.73%, respectively, based upon net asset value per share*, while the Standard & Poor's 500 Composite Stock Price Index (S&P 500) rose 15.17% and the Lehman Brothers Government/Corporate Bond Index rose 7.42%.

The main reason we substantially lagged the indexes over the last year was due to our belief that the stock market was close to reaching a climax followed by a sustained bear market. We continue to believe that investing in U.S. equities at present valuation levels is very risky. In part, this conclusion is based on our belief that the over-investment and over-capacity which is currently making headlines in Asia is very deflationary. Historically, a circular environment of deflation often started with over-investment followed by large debt burdens and pricing inflexibility. This, in turn, has in the past forced countries competing in the export market to devalue their currencies. This is called competitive devaluation.

Although this deflationary process is initially beneficial for consumers, we believe that the process, if it occurs, will have a negative effect on corporate profits worldwide. Yet the strength of the current stock market, we believe, is derived, in part, from the positive expectation of corporate profits.

Although it is impossible to predict the future, in 1997 we became more confident that the market's rise may be very near its end and substantially increased the Funds' short positions by buying more puts on the S&P 500 Index and, for the Capital Value Fund, selling short S&P 500 futures. At this time the Funds are maintaining near maximum positions in puts.

Since October 31, 1997, consistent with our belief that a deflationary environment exists, each of the Funds has increased its position in 30-year U.S. Treasury bonds to 20% and the gold shares position of each of the Funds has been sharply reduced. During the six month period the gold shares actually were stable in value, but have declined in price after October 31. In an effort to diversify the Funds' non-dollar exposure, investments were made in a number of foreign currencies. Presently, we have about 14% of assets of each of the Funds in debt securities denominated in German Deutschemarks, Swiss Francs and New Zealand dollars. In general, these investments have had little relative effect on the Funds' returns.

In summary, the Funds' positions have currently become more focused to benefit from a U.S. equity market decline. In general, we believe that the Funds are also positioned to benefit if the dollar declines, gold shares rise, and interest rates fall. Please note that, consistent with the Funds' prospectus and our investment approach, we have the flexibility to change these positions when we believe conditions warrant.

                                            Sincerely,


                                            Comstock Partners, Inc.
                                            Investment Policy Committee

Lawrenceville, New Jersey
November 14, 1997

* PERFORMANCE INFORMATION:

  Total return assumes the reinvestment of dividends and excludes the effect of sales loads.

  The Lehman Brothers Government/Corporate Bond Index is a widely accepted unmanaged index of bond market performance which includes fixed rate issues rated investment grade or higher; all returns are market value weighted inclusive of accrued interest. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of stock market performance which reflects the reinvestment of income dividends and, where applicable, capital gain distributions.

  Investors should note that there can be no assurance that the markets will perform according to the investment adviser's expectations or that the adviser's investment approach will achieve its objectives.

--------------------------------------------------------------------------------

    You may now obtain current information about Comstock Partners Strategy
    Fund and Comstock Partners Capital Value Fund and our investment strategy through the Funds' internet web site
                              www.comstockfunds.com
    and a telephone information line 201-332-4422. Please save this information for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc.
 Strategy Fund Schedule of Investments (Unaudited)        As of October 31, 1997

                     S&P    MOODY'S          SHARES HELD/                                                               VALUE
                   RATING   RATING            FACE AMOUNT                               ISSUE                         (NOTE 1A)
BONDS
U.S. Government                                                    United States Treasury Notes:
Obligations --
57.2%                 AAA     Aaa           $    11,395,000          8.875% due 11/15/1997 (a)                       $ 11,410,324
                      AAA     Aaa                50,385,000          8.875% due 11/15/1998 (a)                         52,022,512
                                                                                                                     ------------
                                                                                                                       63,432,836
                                                                                                                     ------------

                                                                   United States Treasury Bonds:
                      AAA     Aaa                14,400,000          6.375% due 8/15/2027                              14,823,000
                                                                                                                     ------------
Foreign Government
Obligations --
14.0%                 UNR     Aaa      DEM        5,500,000        Bundesrepublik Deutschland 9.000% due 10/20/2000     3,564,694
                      UNR     Aa1      CHF        9,000,000        Kingdom of Denmark 4.250% due 9/30/1999              6,660,348
                      AAA     Aaa      NZD        4,400,000        New Zealand Government 8.000% due 7/15/1998          2,747,731
                     BBB+     UNR      ZAR       33,000,000        Republic of South Africa 12.500% due 12/21/2006      6,146,151
                                                                                                                     ------------
                                                                                                                       19,118,924
                                                                                                                     ------------

Corporate
Convertible Bonds
-- 3.7%               UNR     UNR           $     4,250,000        Ashanti Capital, Ltd. 5.500% due 3/15/2003           3,527,500
                      UNR     UNR                 2,000,000        TVX Gold, Inc. 5.000% due 3/28/2002                  1,600,000
                                                                                                                     ------------
                                                                                                                        5,127,500
                                                                                                                     ------------

Foreign Corporate
Obligations --
2.0%                  UNR     UNR      CAD        5,500,000        William Resources, Inc. 8.000% due 1/23/2002 (b)     2,695,408

---------------------------------------------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS IN BONDS (cost $107,678,222) -- 76.9%                                          105,197,668
---------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
Country Funds --
2.4%                                                127,000        Fleming Russia Securities Fund (c)                   2,857,500
                                                     77,600        Lazard Vietnam Fund, Ltd. (c)                          155,200
                                                    250,000        Vietnam Enterprise Investment Fund, Ltd.,
                                                                     Class C (b) (c)                                      256,250
                                                                                                                     ------------
                                                                                                                        3,268,950
                                                                                                                     ------------

Mining -- 5.0%                                       20,468        Avgold Ltd., ADR l                                     139,438
                                                    615,668        Bema Gold Corporation (c)                            1,962,442
                                                     74,900        East Rand Gold & Uranium Company, Ltd., ADR l           97,370
                                                    234,100        Free State Consolidated Gold Mines, Ltd., ADR l      1,199,763
                                                     24,000        Greenstone Resources, Ltd. (c)                         192,000
                                                    182,800        Harmony Gold Mining, Ltd., ADR l(c)                    651,225
                                                    206,100        Kloof Gold Mining, Ltd., ADR l                         901,688
                                                    218,074        Randfontein Estates Gold Mining Company
                                                                     Witwatersrand, Ltd., ADR l                           392,533
                                                    265,000        Vista Gold Corp. (c)                                   115,937
                                                     52,100        Western Deep Levels, Ltd., ADR l                     1,081,075
                                                    103,332        William Resources, Inc.                                 69,722
                                                                                                                     ------------
                                                                                                                        6,803,193

---------------------------------------------------------------------------------------------------------------------------------
                                 TOTAL INVESTMENTS IN COMMON STOCKS (cost $13,663,808) -- 7.4%                         10,072,143
---------------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCK
Mining -- 2.0%                                       55,000        Amax Gold, Inc. $3.75 convertible pfd.               2,763,750

---------------------------------------------------------------------------------------------------------------------------------
                                 TOTAL INVESTMENTS IN PREFERRED STOCK (cost $2,758,000) -- 2.0%                         2,763,750
---------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM
SECURITIES*
U.S. Government                                                    United States Treasury Bills:
Obligations --
2.3%                  AAA     Aaa           $        25,000          5.000% due 11/13/1997                                 24,958
                      AAA     Aaa                    80,000          4.930% due 2/26/1998                                  78,681
                      AAA     Aaa                 3,100,000          4.950% due 2/26/1998                               3,048,890

---------------------------------------------------------------------------------------------------------------------------------
                                 TOTAL INVESTMENTS IN SHORT-TERM SECURITIES (cost $3,153,805) -- 2.3%                   3,152,529
---------------------------------------------------------------------------------------------------------------------------------

Total investments (cost $127,253,835) -- 88.6%                                                                        121,186,090
Put options purchased (cost $15,888,943) -- 9.4%+                                                                      12,817,813
Variation margin on open futures contracts -- 0.0%++                                                                        7,500
Unrealized appreciation on forward foreign exchange contracts -- 0.0%+++                                                   77,699
Other assets less liabilities -- 2.0%                                                                                   2,689,486
                                                                                                                     ------------
Net Assets -- 100.0%                                                                                                 $136,778,588
                                                                                                                     ------------
                                                                                                                     ------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc.                                             As of
 Strategy Fund Schedule of Investments (Unaudited) (concluded)  October 31, 1997

+ Put options purchased as of October 31, 1997 are as follows:

                              NUMBER OF                                                 EXPIRATION DATE/                 VALUE
                              CONTRACTS                  ISSUE                           EXERCISE PRICE                (NOTE 1A)
                                   465               S&P 500 Index           Dec. 97/600                              $     52,313
                                   560               S&P 500 Index           Dec. 97/625                                    66,500
                                   910               S&P 500 Index           Dec. 97/750                                   602,875
                                   450               S&P 500 Index           Dec. 97/800                                   495,000
                                   360               S&P 500 Index           Dec. 97/825                                   490,500
                                   390               S&P 500 Index           Mar. 98/675                                   282,750
                                   300               S&P 500 Index           Mar. 98/725                                   303,750
                                   350               S&P 500 Index           Mar. 98/950                                 2,275,000
                                   425               S&P 500 Index           Jun. 98/725                                   616,250
                                   560               S&P 500 Index           Jun. 98/800                                 1,512,000
                                   450               S&P 500 Index           Dec. 98/850                                 2,126,250
                                   830              S&P Flex Index           Dec. 97/600                                    72,625
                                    50              S&P Flex Index           Jun. 98/700                                    60,000
                                   470              S&P Flex Index           Jun. 98/800                                 1,222,000
                                   880              S&P Flex Index           Sep. 98/800                                 2,640,000
                                                                                                                      ------------
                                              Total put options purchased
                                                  (cost $15,888,943)                                                  $ 12,817,813
                                                                                                                      ------------
                                                                                                                      ------------

++ Open futures contracts as of October 31, 1997 are as follows:

                                                                                                                    UNREALIZED
                               NUMBER OF                                                            VALUE          APPRECIATION
                               CONTRACTS                  ISSUE               EXPIRATION DATE     (NOTE 1A)       (DEPRECIATION)
       FUTURES PURCHASED:            35               S&P 500 Index           Dec. 97            $ 16,170,000      $    232,750
                                    365               S&P 500 Index           Mar. 98             170,363,750        (4,779,750)

            FUTURES SOLD:            95               S&P 500 Index           Dec. 97             (43,890,000)          980,000
                                    305               S&P 500 Index           Mar. 98            (142,358,750)        1,084,475
                                                                                                                   ------------
                                                                                                                   $ (2,482,525)
                                                                                                                   ------------
                                                                                                                   ------------

+++ Forward foreign exchange contracts as of October 31, 1997 are as follows:

                             EXPIRATION                 CURRENCY                             CURRENCY               VALUE
                                DATE                   PURCHASED       PROCEEDS                SOLD               (NOTE 1A)
                     November 1997                    U.S. Dollar     $ 6,282,328         ZAR 30,000,000         $ 6,204,629
                                                                      -----------                                -----------
                                                                      -----------                                -----------

    l  American Depositary Receipt (ADR).
  UNR  Unrated by Standard & Poor's or Moody's.
    *  These securities are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
  (a)  Partially held by the custodian in a segregated account as collateral for open futures positions.
  (b)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1997 these securities amounted to $2,951,658 or 2.16% of net assets.
  (c)  Non-income producing.
  CHF  Swiss Franc
  DEM  German Deutschemark
  NZD  New Zealand Dollar
  ZAR  South African Rand

                       See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc.
 Capital Value Fund Schedule of Investments (Unaudited)   As of October 31, 1997

                     S&P    MOODY'S           SHARES HELD/                                                               VALUE
                   RATING   RATING            FACE AMOUNT                                ISSUE                         (NOTE 1A)
BONDS
U.S. Government                                                     U.S. Treasury Bonds:
Obligations --
10.1%                 AAA     Aaa           $     16,125,000          6.375%, 8/15/2027                              $  16,598,672
                                                                                                                     -------------

Foreign Government
Obligations --
13.5%                 AAA     Aaa      CHF         4,100,000        Republic of Austria 4.50% due 2/12/2000              3,057,622
                      UNR     Aa1      CHF         7,000,000        Kingdom of Denmark 4.25% due 9/30/1999               5,180,270
                      UNR     Aaa      DEM         6,000,000        Bundesrepublik Deutschland 9.00% due 10/20/2000      3,888,757
                      AAA     Aaa      NZD         4,875,000        New Zealand Government 8.00% due 7/15/1998           3,044,361
                                                  37,000,000        Lesotho Highlands Water 13.00% due 9/15/2010
                      UNR     UNR      ZAR                          (a)                                                  6,886,527
                                                                                                                     -------------
                                                                                                                        22,057,537

----------------------------------------------------------------------------------------------------------------------------------
                                 TOTAL INVESTMENTS IN BONDS (cost $38,783,775) -- 23.6%                                 38,656,209
----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
Country Funds --
3.3%                                                 220,765        Fleming Russia Securities Fund (b)                   4,967,212
                                                      87,000        Lazard Vietnam Fund, Ltd. (b)                          174,000
                                                     250,000        Vietnam Enterprise Investment Fund, Ltd.,
                                                                      Class C (b)(c)                                       256,250
                                                                                                                     -------------
                                                                                                                         5,397,462
                                                                                                                     -------------

Mining -- 14.4%                                      482,426        Ashanti Goldfields, GDR*                             4,763,957
                                                      29,572        Avgold Ltd., ADRl                                      201,459
                                                     374,000        Bema Gold Corporation (b)                            1,192,125
                                                      25,500        East Rand Gold & Uranium Company, Ltd., ADRl            33,150
                                                     277,800        Free State Consolidated Gold Mines, Ltd., ADRl       1,423,725
                                                      76,700        Getchell Gold (b)                                    2,761,200
                                                      29,000        Greenstone Resources, Ltd. (b)                         232,000
                                                     217,600        Harmony Gold Mining Ltd., ADRl (b)                     775,200
                                                     241,100        Kloof Gold Mining Ltd., ADRl                         1,054,812
                                                      84,955        Newmont Mining                                       2,973,425
                                                     201,412        Randfontein Estates Gold Mining Company,
                                                                    Witwatersrand, Ltd., ADRl                              362,542
                                                   1,618,100        Royal Oak Mines (b)                                  3,842,988
                                                     582,200        TVX Gold (b)                                         2,474,350
                                                     335,000        Vista Gold Corp. (b)                                   146,563
                                                      63,700        Western Deep Levels, Ltd., ADRl                      1,321,775
                                                     115,000        William Resources, Inc.                                 77,595
                                                                                                                     -------------
                                                                                                                        23,636,866

----------------------------------------------------------------------------------------------------------------------------------
                                 TOTAL INVESTMENTS IN COMMON STOCKS (cost $42,897,718) -- 17.7%                         29,034,328
----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM
SECURITIES**
U.S. Government                                                     United States Treasury Bills:
Obligations --
49.4%                 AAA     Aaa           $        141,000          4.73% due 12/4/1997                                  140,374
                      AAA     Aaa                    293,000          4.95% due 12/11/1997                                 291,412
                      AAA     Aaa                 18,354,000          4.92% due 12/18/1997 (d)(e)                       18,236,534
                      AAA     Aaa                    769,000          4.94% due 1/2/1998                                   762,371
                      AAA     Aaa                 13,950,000          4.92% due 1/8/1998                                13,816,499
                      AAA     Aaa                 15,172,000          4.91% due 1/15/1998 (d)                           15,011,784
                      AAA     Aaa                 32,886,000          5.02% due 1/22/1998                               32,498,274

----------------------------------------------------------------------------------------------------------------------------------
                                 TOTAL INVESTMENTS IN SHORT-TERM SECURITIES (cost $80,777,494) -- 49.4%                 80,757,248
----------------------------------------------------------------------------------------------------------------------------------

Total investments (cost $162,458,987) -- 90.7%                                                                         148,447,785
Put options purchased (cost $14,924,725) -- 8.4%+                                                                       13,745,563
Variation margin on open futures contracts -- (0.9%)++                                                                 (1,539,000)
Unrealized appreciation on forward foreign exchange contracts -- 0.1%+++                                                    85,469
Other assets less liabilities -- 1.7%                                                                                    2,873,516
                                                                                                                     -------------
Net Assets -- 100.0%                                                                                                  $163,613,333
                                                                                                                     -------------
                                                                                                                     -------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc.                                     As of October
 Capital Value Fund Schedule of Investments  (Unaudited) (concluded)    31, 1997

+ Put options purchased as of October 31, 1997 are as follows:

                          NUMBER OF                                                   EXPIRATION DATE/                   VALUE
                          CONTRACTS                  ISSUE                             EXERCISE PRICE                  (NOTE 1A)
                               525               S&P 500 Index           Dec. 97/600                                 $      59,063
                               700               S&P 500 Index           Dec. 97/625                                        83,125
                             1,000               S&P 500 Index           Dec. 97/750                                       662,500
                               500               S&P 500 Index           Dec. 97/800                                       550,000
                               450               S&P 500 Index           Mar. 98/675                                       326,250
                               350               S&P 500 Index           Mar. 98/725                                       354,375
                               340               S&P 500 Index           Jun. 98/725                                       493,000
                               450               S&P 500 Index           Jun. 98/800                                     1,215,000
                               960               S&P 500 Index           Jun. 98/825                                     3,072,000
                               500               S&P 500 Index           Dec. 98/850                                     2,362,500
                               980              S&P Flex Index           Dec. 97/600                                        85,750
                               570              S&P Flex Index           Jun. 98/800                                     1,482,000
                             1,000              S&P Flex Index           Sep. 98/800                                     3,000,000
                                                                                                                     -------------
                                          Total put options purchased
                                              (cost $14,924,725)                                                     $  13,745,563
                                                                                                                     -------------
                                                                                                                     -------------

++ Open futures contracts as of October 31, 1997 are as follows:

                                                                                                                     UNREALIZED
                 NUMBER OF                                                                    VALUE                 APPRECIATION
                 CONTRACTS                ISSUE                   EXPIRATION DATE           (NOTE 1A)              (DEPRECIATION)
    FUTURES
      SOLD:         195               S&P 500 Index            Dec. 97                     $(90,090,000)            $  2,360,000
                    835               S&P 500 Index            Mar. 98                     (389,736,250)               8,654,525

    FUTURES
 PURCHASED:         240               S&P 500 Index            Dec. 97                      110,880,000               (1,195,250)
                    645               S&P 500 Index            Mar. 98                      301,053,750               (7,924,375)
                                                                                                                    ------------
                                                                                                                    $  1,894,900
                                                                                                                    ------------
                                                                                                                    ------------

+++ Forward foreign exchange contracts as of October 31, 1997 are as follows:

                         EXPIRATION                  CURRENCY                             CURRENCY               VALUE
                            DATE                    PURCHASED       PROCEEDS                SOLD               (NOTE 1A)
                  November 1997                    U.S. Dollar     $ 6,910,561         ZAR 33,000,000         $ 6,825,092
                                                                   -----------                                -----------
                                                                   -----------                                -----------

    *  Global Depositary Receipt (GDR).
   **  These securities are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
    l  American Depositary Receipt (ADR).
  UNR  Unrated by Standard & Poor's or Moody's.
  CHF  Swiss Franc
  DEM  German Deutschemark
  NZD  New Zealand Dollar
  ZAR  South African Rand
  (a)  Guaranteed by the Republic of South Africa.
  (b)  Non-income producing.
  (c)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1997 these securities amounted to $256,250 or 0.16% of net assets.
  (d)  Partially held by the broker as collateral for open short positions.
  (e)  Partially held by the custodian in a segregated account as collateral for open futures positions.

                       See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc.                                     As of October
 Capital Value Fund Statement of Securities Sold Short (Unaudited)      31, 1997

                                                                                                                         VALUE
COMMON STOCKS                               SHARES         ISSUE                                                       (NOTE 1A)
Automotive -- 1.0%                           30,500        Genuine Auto Parts                                        $     955,031
                                             30,000        Pep Boys Manny Moe & Jack                                       755,625
                                                                                                                     -------------
                                                                                                                         1,710,656
                                                                                                                     -------------
Manufacturing --
10.4%                                        26,000        Advanced Micro Devices                                          598,000
                                             36,200        Airgas                                                          563,361
                                             16,000        Amgen                                                           788,000
                                             10,700        Armstrong World                                                 712,219
                                             42,600        Cabot                                                         1,046,362
                                             12,000        Coca Cola                                                       678,000
                                             15,000        Crown Cork & Seal                                               675,938
                                             12,500        Harnischfeger Industries                                        492,188
                                             29,200        IMC Global                                                      983,675
                                             36,000        Invacare                                                        828,000
                                             23,500        Ionics                                                          900,344
                                             19,400        Kimberly-Clark                                                1,007,587
                                             40,000        Komag                                                           692,500
                                             31,000        Micron Electronics                                              430,125
                                             12,000        Micron Technology                                               321,750
                                             25,700        Monsanto                                                      1,098,675
                                             14,500        NIKE, Cl. B                                                     681,500
                                             31,100        Pharmacia & UpJohn                                              987,425
                                             15,200        Rockwell International                                          744,800
                                             23,000        Seagate Technology                                              623,875
                                             27,200        St. Jude Medical                                                824,500
                                             33,400        UST                                                             999,912
                                             11,000        Xilinx                                                          375,375
                                                                                                                     -------------
                                                                                                                        17,054,111
                                                                                                                     -------------
Retail -- .3%                                33,400        Just For Feet                                                   494,738
                                                                                                                     -------------
Services -- 6.1%                              9,500        Altera                                                          421,562
                                             29,000        Andrew                                                          672,438
                                                 18        Berkshire Hathaway                                              786,600
                                             31,000        Cabletron Systems                                               899,000
                                             23,500        Ceridian                                                        917,969
                                             31,600        Circus Circus Enterprises                                       703,100
                                             26,200        Electronic Data Systems                                       1,013,613
                                             27,300        Foundation Health Systems                                       784,875
                                             37,000        Itron                                                           758,500
                                             20,800        McDonald's                                                      932,100
                                             35,500        Pegasystems                                                     647,875
                                             26,000        Vencor                                                          702,000
                                             31,200        Waste Management                                                729,300
                                                                                                                     -------------
                                                                                                                         9,968,932
                                                                                                                     -------------
Transportation & Communication --
0.4%                                         30,300        Molten Metal Technology                                         106,050
                                             15,000        Wisconsin Central Transportation                                466,875
                                                                                                                     -------------
                                                                                                                           572,925
                                                                                                                     -------------
Wholesale Trade -- 1.1%                      32,000        Gateway 2000                                                    918,000
                                             13,800        Motorola                                                        852,150
                                                                                                                     -------------
                                                                                                                         1,770,150
                                                                                                                     -------------

----------------------------------------------------------------------------------------------------------------------------------
                                 TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (proceeds $37,399,403) -- 19.3%           $ 31,571,512
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
Comstock Partners Funds, Inc. Statements of Assets and Liabilities
(Unaudited)                                               As of October 31, 1997

                                                          STRATEGY         CAPITAL
                                                            FUND          VALUE FUND
                                                        ------------     ------------
ASSETS:
Investments at value (cost $127,253,835 and
  $162,458,987, respectively) (Note 1a).............    $121,186,090     $148,447,785
Put options purchased (cost $15,888,943 and
  $14,924,725, respectively) (Note 1a)..............      12,817,813       13,745,563
Cash................................................           3,090          307,396
Receivable from brokers for proceeds on securities
sold short..........................................              --       37,399,403
Receivables:
    Interest........................................       3,493,162          773,545
    Capital stock sold..............................         514,795        1,367,806
    Securities sold.................................         755,464          286,553
    Dividends.......................................          51,563           62,204
    Variation margin on open futures contracts......           7,500               --
Unrealized appreciation on foreign exchange
contracts...........................................          77,699           85,469
Other assets........................................          20,142           45,999
                                                        ------------     ------------
    Total assets....................................     138,927,318      202,521,723
                                                        ------------     ------------
LIABILITIES:
Payables:
    Short sales (proceeds $37,399,403)..............              --       31,571,512
    Dividends to shareholders (Note 1f).............         958,416               --
    Variation margin on open futures contracts......              --        1,539,000
    Capital stock redeemed..........................         834,512        5,238,543
    Payable for forward foreign exchange contracts
      -- closed.....................................          42,555           51,156
    Investment advisory fees (Note 2)...............          72,614           55,432
    Sub-investment advisory fees (Note 2)...........              --           48,503
    Administrative fees (Note 2)....................          29,354               --
    Service and Distribution Plan fees (Note 2).....          10,425           68,885
    Due to Dreyfus Transfer, Inc. (Note 2)..........          34,341           57,285
Accrued expenses and other liabilities..............         166,513          278,074
                                                        ------------     ------------
    Total liabilities...............................       2,148,730       38,908,390
                                                        ------------     ------------
NET ASSETS..........................................    $136,778,588     $163,613,333
                                                        ------------     ------------
                                                        ------------     ------------
NET ASSETS CONSIST OF:
    Paid in capital.................................    $194,681,439     $363,467,943
    Undistributed net investment income.............       9,454,385       12,374,799
    Accumulated net realized gain (loss) on foreign
    currency transactions...........................      (4,994,216)         445,015
    Accumulated net realized loss on investments,
      put options purchased, futures and short sale
      transactions..................................     (50,805,100)    (205,295,661)
    Net unrealized appreciation on short sale
    transactions....................................              --        5,827,891
    Net unrealized depreciation on investments, put
      options purchased and
      futures transactions..........................     (11,621,401)     (13,295,465)
    Net unrealized appreciation on foreign currency
    transactions....................................          63,481           88,811
                                                        ------------     ------------
NET ASSETS..........................................    $136,778,588     $163,613,333
                                                        ------------     ------------
                                                        ------------     ------------
SHARES OF COMMON STOCK OUTSTANDING:
    Class O shares:
      150 million of $0.001 par value authorized....      14,658,893               --
                                                        ------------     ------------
                                                        ------------     ------------
    Class A shares:
      200 million of $0.001 par value authorized....       4,029,964               --
                                                        ------------     ------------
                                                        ------------     ------------
      125 million of $0.001 par value authorized....              --       14,947,294
                                                        ------------     ------------
                                                        ------------     ------------
    Class B shares:
      125 million of $0.001 par value authorized....              --        5,874,507
                                                        ------------     ------------
                                                        ------------     ------------
    Class C shares:
      200 million of $0.001 par value authorized....         520,068               --
                                                        ------------     ------------
                                                        ------------     ------------
      125 million of $0.001 par value authorized....              --        1,651,702
                                                        ------------     ------------
                                                        ------------     ------------
    Class R shares:
      125 million of $0.001 par value authorized....              --            8,872
                                                        ------------     ------------
                                                        ------------     ------------
NET ASSET VALUE PER SHARE:
    Class O shares:
      $104,393,155 / 14,658,893 shares..............    $       7.12               --
                                                        ------------     ------------
                                                        ------------     ------------
    Class A shares:
      $28,689,930 / 4,029,964 shares
      and $109,760,500 / 14,947,294 shares,
      respectively..................................    $       7.12     $       7.34
                                                        ------------     ------------
                                                        ------------     ------------
    Class B shares:
      $42,145,833 / 5,874,507 shares................              --     $       7.17
                                                        ------------     ------------
                                                        ------------     ------------
    Class C shares:
      $3,695,503 / 520,068 shares
      and $11,641,801 / 1,651,702 shares,
      respectively..................................    $       7.11     $       7.05
                                                        ------------     ------------
                                                        ------------     ------------
    Class R shares:
      $65,199 / 8,872 shares........................              --     $       7.35
                                                        ------------     ------------
                                                        ------------     ------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc.
 Statements of Operations for the Six Months Ended October 31, 1997 (Unaudited)

                                                          STRATEGY         CAPITAL
                                                            FUND          VALUE FUND
                                                        ------------     ------------
INVESTMENT INCOME (NOTE 1E):
Interest and discount earned (net of withholding tax
  of $3,185 and $48,786, respectively)..............    $  6,012,883     $  5,691,760
Dividends (net of withholding tax of $4,132 and $0,
  respectively).....................................         225,974          132,798
                                                        ------------     ------------
    Total investment income.........................       6,238,857        5,824,558
                                                        ------------     ------------
EXPENSES:
Investment advisory fees (Note 2)...................         497,185          376,038
Administrative fees (Note 2)........................         199,047               --
Dividends on securities sold short..................              --          264,305
Transfer agent fees (Note 2)........................         167,352          150,005
Sub-investment advisory fees (Note 2)...............              --          329,033
Service and Distribution Plan fees (Note 2).........          83,211          457,799
Printing and shareholder reports....................           7,399           86,895
Registration fees...................................          18,334           30,116
Professional fees...................................          54,319           75,956
Insurance...........................................          14,085            3,018
Directors' fees and expenses........................          21,784           21,940
Custodian fees......................................          23,322           26,223
Other operating expenses............................           3,036            1,283
                                                        ------------     ------------
    Total expenses..................................       1,089,074        1,822,611
                                                        ------------     ------------
NET INVESTMENT INCOME...............................       5,149,783        4,001,947

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS (NOTES 1B, 1C, 1E & 3):
Net realized loss on investments, put options
  purchased and futures transactions................     (10,310,846)     (34,247,788)
Net realized loss on short sale transactions........              --      (11,521,599)
Net realized loss on foreign currency
  transactions......................................        (313,510)        (774,193)
Change in net unrealized appreciation (depreciation)
    on investments, put options purchased and
    futures transactions............................      (1,927,904)      10,538,553
Change in net unrealized depreciation on short sale
  transactions......................................              --         (642,821)
Change in net unrealized appreciation on foreign
  currency transactions.............................          66,636          121,858
                                                        ------------     ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $ (7,335,841)    $(32,524,043)
                                                        ------------     ------------
                                                        ------------     ------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc. Statements of Changes in Net Assets

                                                                STRATEGY FUND                         CAPITAL VALUE FUND
                                                     -----------------------------------     -----------------------------------
                                                       FOR THE SIX                             FOR THE SIX
                                                       MONTHS ENDED         FOR THE            MONTHS ENDED         FOR THE
                                                     OCTOBER 31, 1997      YEAR ENDED        OCTOBER 31, 1997      YEAR ENDED
                                                       (UNAUDITED)       APRIL 30, 1997        (UNAUDITED)       APRIL 30, 1997
                                                       ------------        ------------        ------------        ------------
OPERATIONS:        Net investment income..........     $  5,149,783        $ 15,958,909        $  4,001,947        $ 16,844,056
                   Net realized loss on
                     investments, put options
                     purchased and futures
                     transactions.................      (10,310,846)        (16,069,197)        (34,247,788)        (23,936,012)
                   Net realized loss on short sale
                     transactions.................               --                  --         (11,521,599)        (15,283,826)
                   Net realized gain (loss) on
                     foreign currency
                     transactions.................         (313,510)         (6,194,936)           (774,193)          1,219,208
                   Change in net unrealized
                     appreciation (depreciation)
                     on investments, put options
                     purchased and futures
                     transactions.................       (1,927,904)         (5,330,396)         10,538,553         (26,007,617)
                   Change in net unrealized
                     appreciation (depreciation)
                     on short sale transactions...               --                  --            (642,821)          8,515,695
                   Change in net unrealized
                     appreciation (depreciation)
                     on foreign currency
                     transactions.................           66,636             (67,194)            121,858             (33,048)
                                                       ------------        ------------        ------------        ------------
                   Net decrease in net assets
                     resulting from operations....       (7,335,841)        (11,702,814)        (32,524,043)        (38,681,544)
                                                       ------------        ------------        ------------        ------------
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS:      Investment income -- net
                     Class O shares...............       (4,715,435)         (9,509,711)                 --                  --
                     Class A shares...............       (1,416,507)         (2,663,922)                 --         (11,184,613)
                     Class B shares...............               --                  --                  --          (4,074,703)
                     Class C shares...............         (219,689)           (629,042)                 --            (351,412)
                     Class R shares...............               --                  --                  --              (1,757)
                   Realized transaction gain --
                     net
                     Class O shares...............               --          (3,149,588)                 --                  --
                     Class A shares...............               --            (757,462)                 --                  --
                     Class C shares...............               --            (133,166)                 --                  --
                                                       ------------        ------------        ------------        ------------
                   Net decrease in net assets
                     resulting from dividends and
                     distributions................       (6,351,631)        (16,842,891)                 --         (15,612,485)
                                                       ------------        ------------        ------------        ------------
CAPITAL STOCK
TRANSACTIONS:      Net proceeds from shares sold:
                     Class A shares...............        5,455,157          18,898,271          46,288,389          80,556,216
                     Class B shares...............               --                  --           3,404,218          27,051,810
                     Class C shares...............        1,578,182          23,119,248           8,348,238           8,482,514
                     Class R shares...............               --                  --               2,025             124,254
                   Dividends and distributions
                     reinvested:
                     Class O shares...............        1,003,180           2,306,043                  --                  --
                     Class A shares...............          460,397           1,072,115                  --           7,737,035
                     Class B shares...............               --                  --                  --           2,459,697
                     Class C shares...............           57,759             136,605                  --             130,312
                     Class R shares...............               --                  --                  --               1,757
                   Cost of shares redeemed:
                     Class O shares...............      (21,285,832)        (70,907,354)                 --                  --
                     Class A shares...............      (17,417,105)        (24,374,508)        (75,011,454)       (130,659,314)
                     Class B shares...............               --                  --         (17,001,834)        (31,821,065)
                     Class C shares...............      (10,451,420)         (8,756,049)         (2,746,957)         (3,667,272)
                     Class R shares...............               --                  --             (37,467)                 --
                                                       ------------        ------------        ------------        ------------
                   Net decrease in net assets
                     resulting from capital stock
                     transactions.................      (40,599,682)        (58,505,629)        (36,754,842)        (39,604,056)
                                                       ------------        ------------        ------------        ------------
                   Decrease in net assets.........      (54,287,154)        (87,051,334)        (69,278,885)        (93,898,085)

NET ASSETS:        Beginning of period............      191,065,742         278,117,076         232,892,218         326,790,303
                                                       ------------        ------------        ------------        ------------
                   End of period..................     $136,778,588        $191,065,742        $163,613,333        $232,892,218
                                                       ------------        ------------        ------------        ------------
                                                       ------------        ------------        ------------        ------------
                   Undistributed net investment
                     income.......................     $  9,454,385        $ 10,656,233        $ 12,374,799        $  8,372,853
                                                       ------------        ------------        ------------        ------------
                                                       ------------        ------------        ------------        ------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc. Statements of Changes in Net Assets
(concluded)

                                                                STRATEGY FUND                         CAPITAL VALUE FUND
                                                     ----------------------------------      ----------------------------------
                                                       FOR THE SIX                             FOR THE SIX
                                                       MONTHS ENDED         FOR THE            MONTHS ENDED         FOR THE
                                                     OCTOBER 31, 1997      YEAR ENDED        OCTOBER 31, 1997      YEAR ENDED
                                                       (UNAUDITED)       APRIL 30, 1997        (UNAUDITED)       APRIL 30, 1997
                                                       ------------        ------------        ------------        ------------
CAPITAL STOCK
TRANSACTIONS:      Shares sold:
                     Class A shares...............          726,237           2,270,514           5,956,782           8,386,923
                     Class B shares...............               --                  --             449,698           2,817,342
                     Class C shares...............          210,558           2,704,967           1,140,578             916,595
                     Class R shares...............               --                  --                 259              13,254
                   Shares issued for dividends and
                     distributions reinvested:
                     Class O shares...............          133,875             277,417                  --                  --
                     Class A shares...............           61,731             128,972                  --             848,331
                     Class B shares...............               --                  --                  --             274,214
                     Class C shares...............            7,735              16,697                  --              14,775
                     Class R shares...............               --                  --                  --                 193
                   Shares redeemed:
                     Class O shares...............       (2,814,733)         (8,457,567)                 --                  --
                     Class A shares...............       (2,336,792)         (2,931,757)         (9,673,574)        (13,484,994)
                     Class B shares...............               --                  --          (2,225,839)         (3,322,387)
                     Class C shares...............       (1,379,864)         (1,076,210)           (364,349)           (400,566)
                     Class R shares...............               --                  --              (4,956)                 --
                                                       ------------        ------------        ------------        ------------
                   Net decrease in shares
                     outstanding..................       (5,391,253)         (7,066,967)         (4,721,401)         (3,936,320)
                                                       ------------        ------------        ------------        ------------
                                                       ------------        ------------        ------------        ------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc.     Strategy Fund     Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

                                                 FOR THE SIX
                                                 MONTHS ENDED                       FOR THE YEAR
                                               OCTOBER 31, 1997                        ENDED
                                                 (UNAUDITED)                       APRIL 30, 1997
                                       --------------------------------     ----------------------------
                                       CLASS O      CLASS A     CLASS C     CLASS O    CLASS A   CLASS C
                                       --------     -------     -------     --------   -------   -------
NET ASSET VALUE, BEGINNING OF
 PERIOD..............................  $   7.77     $  7.77     $  7.74     $   8.78   $  8.78   $  8.77
                                       --------     -------     -------     --------   -------   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income................      0.36        0.19        0.24         0.78      0.54      0.45
Net realized and unrealized gain
 (loss) on investments, put options
 purchased, futures transactions and
 foreign currency transactions.......     (0.71)      (0.55)      (0.62)       (1.19)    (0.96)    (0.95)
                                       --------     -------     -------     --------   -------   -------
   Total from investment
   operations........................     (0.35)      (0.36)      (0.38)       (0.41)    (0.42)    (0.50)
                                       --------     -------     -------     --------   -------   -------
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
 income..............................     (0.30)      (0.29)      (0.25)       (0.47)    (0.46)    (0.41)
Dividends from realized gains on
 foreign currency transactions.......        --          --          --        (0.13)    (0.13)    (0.12)
                                       --------     -------     -------     --------   -------   -------
   Total dividends and
   distributions.....................     (0.30)      (0.29)      (0.25)       (0.60)    (0.59)    (0.53)
                                       --------     -------     -------     --------   -------   -------
NET ASSET VALUE, END OF PERIOD.......  $   7.12     $  7.12     $  7.11     $   7.77   $  7.77   $  7.74
                                       --------     -------     -------     --------   -------   -------
                                       --------     -------     -------     --------   -------   -------
Total investment return (1)..........     (4.61)%     (4.74)%     (4.99)%      (4.85)%   (5.10)%   (5.94)%
                                       --------     -------     -------     --------   -------   -------
                                       --------     -------     -------     --------   -------   -------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)............................  $104,393     $28,690     $ 3,696     $134,719   $43,327   $13,020
                                       --------     -------     -------     --------   -------   -------
                                       --------     -------     -------     --------   -------   -------
Ratio of expenses to average net
 assets..............................      1.21%(4)    1.47%(4)    2.23%(4)     1.18%     1.43%     2.14%
                                       --------     -------     -------     --------   -------   -------
                                       --------     -------     -------     --------   -------   -------
Ratio of net investment income to
 average net assets..................      6.32%(4)    6.06%(4)    5.27%(4)     6.80%     6.55%     5.81%
                                       --------     -------     -------     --------   -------   -------
                                       --------     -------     -------     --------   -------   -------
Portfolio turnover rate..............       130%        130%        130%         126%      126%      126%
                                       --------     -------     -------     --------   -------   -------
                                       --------     -------     -------     --------   -------   -------
Average commission rate paid (5).....  $ 0.0234     $0.0234     $0.0234     $ 0.0600   $0.0600   $0.0600
                                       --------     -------     -------     --------   -------   -------
                                       --------     -------     -------     --------   -------   -------

                                                        FOR THE YEAR
                                                           ENDED
                                                      APRIL 30, 1996
                                             --------------------------------
                                             CLASS O    CLASS A     CLASS C++
                                             --------   -------     ---------
NET ASSET VALUE, BEGINNING OF
 PERIOD..............................        $   9.10   $  9.10      $  9.00
                                             --------   -------      -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income................            0.76      0.57         0.37
Net realized and unrealized gain
 (loss) on investments, put options
 purchased, futures transactions and
 foreign currency transactions.......           (0.53)    (0.36)       (0.22)
                                             --------   -------      -------
   Total from investment
   operations........................            0.23      0.21         0.15
                                             --------   -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
 income..............................           (0.55)    (0.53)       (0.38)
Dividends from realized gains on
 foreign currency transactions.......           --        --           --
                                             --------   -------      -------
   Total dividends and
   distributions.....................           (0.55)    (0.53)       (0.38)
                                             --------   -------      -------
NET ASSET VALUE, END OF PERIOD.......        $   8.78   $  8.78      $  8.77
                                             --------   -------      -------
                                             --------   -------      -------
Total investment return (1)..........            2.66%     2.40%        1.96%(3)
                                             --------   -------      -------
                                             --------   -------      -------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)............................        $224,148   $53,652      $   317
                                             --------   -------      -------
                                             --------   -------      -------
Ratio of expenses to average net
 assets..............................            1.23%     1.48%        2.28%(4)
                                             --------   -------      -------
                                             --------   -------      -------
Ratio of net investment income to
 average net assets..................            6.56%     6.33%        5.79%(4)
                                             --------   -------      -------
                                             --------   -------      -------
Portfolio turnover rate..............              96%       96%          96%
                                             --------   -------      -------
                                             --------   -------      -------
Average commission rate paid (5).....             N/A       N/A          N/A
                                             --------   -------      -------
                                             --------   -------      -------


                                            FOR THE YEAR         FOR THE YEAR         FOR THE YEAR
                                               ENDED                ENDED                 ENDED
                                           APRIL 30, 1995       APRIL 30, 1994       APRIL 30, 1993
                                         ------------------   ------------------   -------------------
                                         CLASS O    CLASS A   CLASS O    CLASS A   CLASS O    CLASS A+
                                         --------   -------   --------   -------   --------   --------
NET ASSET VALUE, BEGINNING OF
 PERIOD..............................    $   9.40   $  9.41   $   9.27   $  9.27   $   9.56   $   9.55
                                         --------   -------   --------   -------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income................        0.66      0.52       0.77      0.68       0.90       0.64
Net realized and unrealized gain
 (loss) on investments, put options
 purchased, futures transactions and
 foreign currency transactions.......       (0.44)    (0.34)      0.15      0.22      (0.39)     (0.28)
                                         --------   -------   --------   -------   --------   --------
   Total from investment
   operations........................        0.22      0.18       0.92      0.90       0.51       0.36
                                         --------   -------   --------   -------   --------   --------
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
 income..............................       (0.52)    (0.49)     (0.77)    (0.74)     (0.75)     (0.64)
Dividends from realized gains on
 foreign currency transactions.......       --        --         (0.02)    (0.02)     (0.05)     --
                                         --------   -------   --------   -------   --------   --------
   Total dividends and
   distributions.....................       (0.52)    (0.49)     (0.79)    (0.76)     (0.80)     (0.64)
                                         --------   -------   --------   -------   --------   --------
NET ASSET VALUE, END OF PERIOD.......    $   9.10   $  9.10   $   9.40   $  9.41   $   9.27   $   9.27
                                         --------   -------   --------   -------   --------   --------
                                         --------   -------   --------   -------   --------   --------
Total investment return (1)..........        2.39%     1.94%     10.13%     9.91%      5.70%      5.42%(2)
                                         --------   -------   --------   -------   --------   --------
                                         --------   -------   --------   -------   --------   --------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)............................    $329,624   $65,874   $464,937   $91,454   $548,514   $ 23,492
                                         --------   -------   --------   -------   --------   --------
                                         --------   -------   --------   -------   --------   --------
Ratio of expenses to average net
 assets..............................        1.14%     1.46%      1.07%     1.40%      1.06%      1.41%(4)
                                         --------   -------   --------   -------   --------   --------
                                         --------   -------   --------   -------   --------   --------
Ratio of net investment income to
 average net assets..................        6.19%     5.83%      7.57%     6.85%      8.95%      8.74%(4)
                                         --------   -------   --------   -------   --------   --------
                                         --------   -------   --------   -------   --------   --------
Portfolio turnover rate..............         100%      100%        31%       31%        56%        56%
                                         --------   -------   --------   -------   --------   --------
                                         --------   -------   --------   -------   --------   --------
Average commission rate paid (5).....         N/A       N/A        N/A       N/A        N/A        N/A
                                         --------   -------   --------   -------   --------   --------
                                         --------   -------   --------   -------   --------   --------

   +  Class A shares were introduced on July 15, 1992. Except as indicated below, information is presented for the period from July
      15, 1992 to April 30, 1993.
  ++  Class C shares were introduced on August 1, 1995. Except as indicated below, information is presented for the period from
      August 1, 1995 to April 30, 1996.
 (1)  Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
 (2)  Total investment return is presented for the year ended April 30, 1993. For the period prior to July 15, 1992, total investment return is based upon the total investment return for Class O Shares, and does not reflect service and distribution fees because such fees were not paid during that period.
 (3)  Total investment return is presented for the year ended April 30, 1996. For the period prior to August 1, 1995, total investment return is based upon the total investment return for Class A shares, and does not reflect the greater service and distribution fees and certain other expenses borne by Class C shares.
 (4)  Annualized.
 (5)  For fiscal years beginning after September 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of equity securities.

                       See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc.     Capital Value Fund     Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

                                                   FOR THE SIX MONTHS ENDED
                                                       OCTOBER 31, 1997
                                                          (UNAUDITED)
                                        -----------------------------------------------
                                        CLASS A      CLASS B      CLASS C      CLASS R
                                        --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................    $   8.62     $   8.45     $   8.31     $   8.62
                                        --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...............        0.13         0.15         0.11         0.34
Net realized and unrealized gain
 (loss) on investments, put options
 purchased, futures transactions,
 short sale transactions and foreign
 currency transactions..............       (1.41)       (1.43)       (1.37)       (1.61)
                                        --------     --------     --------     --------
   Total from investment
   operations.......................       (1.28)       (1.28)       (1.26)       (1.27)
                                        --------     --------     --------     --------
LESS DIVIDENDS
Dividends from net investment
 income.............................          --           --           --           --
                                        --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD......    $   7.34     $   7.17     $   7.05     $   7.35
                                        --------     --------     --------     --------
                                        --------     --------     --------     --------
Total investment return (1).........      (14.85)%     (15.03)%     (15.16)%     (14.73)%
                                        --------     --------     --------     --------
                                        --------     --------     --------     --------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)...........................    $109,760     $ 42,146     $ 11,642     $     65
                                        --------     --------     --------     --------
                                        --------     --------     --------     --------
Ratio of operating expenses to
 average
 net assets.........................        0.72%(2)     1.10%(2)     1.10%(2)     0.59%(2)
                                        --------     --------     --------     --------
                                        --------     --------     --------     --------
Ratio of interest expense and
 dividends on securities sold short
 to average net assets..............        0.14%(2)     0.14%(2)     0.13%(2)     0.15%(2)
                                        --------     --------     --------     --------
                                        --------     --------     --------     --------
Ratio of net investment income to
 average net assets.................        2.27%(2)     1.89%(2)     1.85%(2)     2.39%(2)
                                        --------     --------     --------     --------
                                        --------     --------     --------     --------
Portfolio turnover rate.............         192%(2)      192%(2)      192%(2)      192%(2)
                                        --------     --------     --------     --------
                                        --------     --------     --------     --------
Average commission rate paid (3)....    $ 0.0454     $ 0.0454     $ 0.0454     $ 0.0454
                                        --------     --------     --------     --------
                                        --------     --------     --------     --------





                                                          FOR THE YEAR ENDED
                                                            APRIL 30, 1997
                                            -----------------------------------------------
                                            CLASS A      CLASS B      CLASS C       CLASS R
                                            --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................
                                            $  10.54     $  10.38     $  10.24      $  10.53
INCOME FROM INVESTMENT OPERATIONS           --------     --------     --------      --------
Net investment income...............
Net realized and unrealized gain                0.59         0.54         0.57          0.82(4)
 (loss) on investments, put options
 purchased, futures transactions,
 short sale transactions and foreign
 currency transactions..............
                                               (1.92)       (1.93)       (1.91)        (2.13)(4)
   Total from investment                    --------     --------     --------      --------
   operations.......................
                                               (1.33)       (1.39)       (1.34)        (1.31)(4)
LESS DIVIDENDS                              --------     --------     --------      --------
Dividends from net investment
 income.............................
                                               (0.59)       (0.54)       (0.59)        (0.60)
NET ASSET VALUE, END OF PERIOD......        --------     --------     --------      --------
                                            $   8.62     $   8.45     $   8.31      $   8.62
                                            --------     --------     --------      --------
Total investment return (1).........        --------     --------     --------      --------
                                              (12.97)%     (13.69)%     (13.47)%      (12.83)%
                                            --------     --------     --------      --------
RATIOS/SUPPLEMENTARY DATA                   --------     --------     --------      --------
Net assets, end of period (000
 omitted)...........................
                                            $160,834     $ 64,671     $  7,271      $    117
                                            --------     --------     --------      --------
Ratio of operating expenses to              --------     --------     --------      --------
 average
 net assets.........................
                                                1.28%        2.03%        2.07%         1.19%
                                            --------     --------     --------      --------
Ratio of interest expense and               --------     --------     --------      --------
 dividends on securities sold short
 to average net assets..............
                                                0.51%        0.50%        0.47%         0.38%
                                            --------     --------     --------      --------
Ratio of net investment income to           --------     --------     --------      --------
 average net assets.................
                                                6.16%        5.52%        6.02%         8.65%
                                            --------     --------     --------      --------
Portfolio turnover rate.............        --------     --------     --------      --------
                                                 399%         399%         399%          399%
                                            --------     --------     --------      --------
Average commission rate paid (3)....        --------     --------     --------      --------
                                            $ 0.0313     $ 0.0313     $ 0.0313      $ 0.0313
                                            --------     --------     --------      --------
                                            --------     --------     --------      --------


                                                               FOR THE SEVEN
                                                                MONTHS ENDED
                                                               APRIL 30, 1996
                                              -----------------------------------------------
                                               CLASS A      CLASS B      CLASS C      CLASS R
                                              --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................           $  10.61     $  10.41     $  10.41     $  10.62
                                               --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...............               0.22         0.18         0.44         0.30
Net realized and unrealized gain
 (loss) on investments, put options
 purchased, futures transactions,
 short sale transactions and foreign
 currency transactions..............               0.17         0.16        (0.12)        0.09
                                               --------     --------     --------     --------
   Total from investment
   operations.......................               0.39         0.34         0.32         0.39
                                               --------     --------     --------     --------
LESS DIVIDENDS
Dividends from net investment
 income.............................              (0.46)       (0.37)       (0.49)       (0.48)
                                               --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD......           $  10.54     $  10.38     $  10.24     $  10.53
                                               --------     --------     --------     --------
                                               --------     --------     --------     --------
Total investment return (1).........               3.81%        3.36%        3.30%        3.97%
                                               --------     --------     --------     --------
                                               --------     --------     --------     --------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)...........................           $241,472     $ 81,786     $  3,531     $      1
                                               --------     --------     --------     --------
                                               --------     --------     --------     --------
Ratio of operating expenses to
 average
 net assets.........................               0.75%(2)     1.18%(2)     1.28%(2)     0.61%(2)
                                               --------     --------     --------     --------
                                               --------     --------     --------     --------
Ratio of interest expense and
 dividends on securities sold short
 to average net assets..............               0.18%(2)     0.19%(2)     0.18%(2)     0.17%(2)
                                               --------     --------     --------     --------
                                               --------     --------     --------     --------
Ratio of net investment income to
 average net assets.................               2.13%(2)     1.70%(2)     1.71%(2)     2.28%(2)
                                               --------     --------     --------     --------
                                               --------     --------     --------     --------
Portfolio turnover rate.............                 56%(2)       56%(2)       56%(2)       56%(2)
                                               --------     --------     --------     --------
                                               --------     --------     --------     --------
Average commission rate paid (3)....           $ 0.0531     $ 0.0531     $ 0.0531     $ 0.0531
                                               --------     --------     --------     --------
                                               --------     --------     --------     --------


                                           See notes to financial statements.

--------------------------------------------------------------------------------
Comstock Partners Funds, Inc.     Capital Value Fund
Financial Highlights (concluded)

The following per share data and ratios have been derived from information provided in the financial statements.


                                                           FOR THE YEAR                           FOR THE YEAR
                                                               ENDED                                  ENDED
                                                        SEPTEMBER 30, 1995                     SEPTEMBER 30, 1994
                                          -----------------------------------------------     ---------------------
                                          CLASS A      CLASS B      CLASS C+     CLASS R+     CLASS A      CLASS B
                                          --------     --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................      $  11.88     $  11.69     $  10.64     $  10.84     $  11.42     $  11.32
                                          --------     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...............          0.36         0.31         0.02         0.04         0.24         0.23
Net realized and unrealized gain
 (loss) on investments, put options
 purchased, futures transactions,
 short sale transactions and foreign
 currency transactions..............         (1.37)       (1.38)       (0.25)       (0.26)        0.46         0.38
                                          --------     --------     --------     --------     --------     --------
   Total from investment
   operations.......................         (1.01)       (1.07)       (0.23)       (0.22)        0.70         0.61
                                          --------     --------     --------     --------     --------     --------
LESS DIVIDENDS
Dividends from net investment
 income.............................         (0.26)       (0.21)          --           --        (0.24)       (0.24)
                                          --------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD......      $  10.61     $  10.41     $  10.41     $  10.62     $  11.88     $  11.69
                                          --------     --------     --------     --------     --------     --------
                                          --------     --------     --------     --------     --------     --------
Total investment return (1).........         (8.58)%      (9.27)%      (2.26)%      (2.03)%       6.14%        5.35%
                                          --------     --------     --------     --------     --------     --------
                                          --------     --------     --------     --------     --------     --------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)...........................      $271,052     $ 87,847     $      1     $      1     $402,708     $108,532
                                          --------     --------     --------     --------     --------     --------
                                          --------     --------     --------     --------     --------     --------
Ratio of operating expenses to
 average net assets.................          1.24%        1.99%        0.26%(2)     0.14%(2)     1.21%        1.99%
                                          --------     --------     --------     --------     --------     --------
                                          --------     --------     --------     --------     --------     --------
Ratio of interest expense and
 dividends on securities sold short
 to average net assets..............          0.45%        0.45%        0.06%(2)     0.04%(2)     0.39%        0.40%
                                          --------     --------     --------     --------     --------     --------
                                          --------     --------     --------     --------     --------     --------
Ratio of net investment income to
 average net assets.................          3.61%        2.86%        0.23%(2)     0.38%(2)     2.06%        1.39%
                                          --------     --------     --------     --------     --------     --------
                                          --------     --------     --------     --------     --------     --------
Portfolio turnover rate.............            55%          55%          55%          55%          46%          46%
                                          --------     --------     --------     --------     --------     --------
                                          --------     --------     --------     --------     --------     --------
Average commission rate paid (3)....           N/A          N/A          N/A          N/A          N/A          N/A
                                          --------     --------     --------     --------     --------     --------
                                          --------     --------     --------     --------     --------     --------


                                                   FOR THE YEAR
                                                      ENDED
                                                SEPTEMBER 30, 1993
                                            -------------------------
                                            CLASS A         CLASS B+
                                            --------       ----------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................        $  12.41        $  10.58
                                            --------        --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...............            0.24            0.03
Net realized and unrealized gain
 (loss) on investments, put options
 purchased, futures transactions,
 short sale transactions and foreign
 currency transactions..............           (0.62)           0.71
                                            --------        --------
   Total from investment
   operations.......................           (0.38)           0.74
                                            --------        --------
LESS DIVIDENDS
Dividends from net investment
 income.............................           (0.61)             --
                                            --------        --------
NET ASSET VALUE, END OF PERIOD......        $  11.42        $  11.32
                                            --------        --------
                                            --------        --------
Total investment return (1).........           (2.70)%          6.99%
                                            --------        --------
                                            --------        --------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)...........................        $412,316        $ 30,378
                                            --------        --------
                                            --------        --------
Ratio of operating expenses to
 average net assets.................            1.23%           1.49%(2)
                                            --------        --------
                                            --------        --------
Ratio of interest expense and
 dividends on securities sold short
 to average net assets..............            0.45%           0.31%(2)
                                            --------        --------
                                            --------        --------
Ratio of net investment income to
 average net assets.................            1.94%           0.83%(2)
                                            --------        --------
                                            --------        --------
Portfolio turnover rate.............              42%             42%
                                            --------        --------
                                            --------        --------
Average commission rate paid (3)....             N/A             N/A
                                            --------        --------
                                            --------        --------

 (+)  Class B shares were introduced on January 15, 1993; Class C shares and Class R shares were introduced on August 22, 1995.
 (1)  Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
 (2)  Not annualized.
 (3)  For fiscal years beginning after September 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of equity securities.
 (4)  Based on average shares outstanding.

                       See notes to financial statements.

COMSTOCK PARTNERS FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS:

1. SIGNIFICANT ACCOUNTING POLICIES:

Comstock Partners Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company offering shares in two separate portfolios: Comstock Partners Strategy Fund (the "Strategy Fund") and Comstock Partners Capital Value Fund (the "Capital Value Fund"). The Company accounts separately for the assets, liabilities and operations of each Fund. The Strategy Fund is a non-diversified portfolio with an investment objective to maximize total return over the long-term investment horizon by investing primarily in a portfolio of debt securities. The Capital Value Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income. The Company originally commenced operations in May of 1988 as a closed-end investment company, with the Strategy Fund as its only portfolio. At a special meeting of shareholders on June 14, 1991, holders of a majority of the Company's outstanding shares voted to approve the conversion of the Company to an open-end investment company. The Company converted to open-end status on August 1, 1991. On July 15, 1992, a second class of shares of the Strategy Fund, Class A, was created and, on August 1, 1995, a third class of shares of the Strategy Fund, Class C, was created. On February 8, 1996, (i) the Company changed its name from Comstock Partners Strategy Fund, Inc., to Comstock Partners Funds, Inc. (ii) the Strategy Fund, the Company's existing portfolio, became a separate portfolio of the Company and (iii) the Capital Value Fund was organized as a new portfolio of the Company. On July 25, 1996, the Capital Value Fund acquired all of the assets and liabilities (whether contingent or otherwise) of the Dreyfus Capital Value Fund, Inc. in exchange for shares in the Capital Value Fund. The Capital Value Fund offers Class A, Class B, Class C, and Class R shares.

Premier Mutual Fund Services, Inc. (the "Distributor") acts as distributor of the Funds' shares. Each Class O, Class A and Class C share of the Strategy Fund and each Class A, Class B, Class C, and Class R share of the Capital Value Fund represents an interest in the Strategy Fund or the Capital Value Fund, as the case may be, in proportion to its net asset value, and has identical rights except that Class A, B, and C shares of the Funds bear fees and expenses on an ongoing basis pursuant to the Funds' Class A, Class B, and Class C Service and Distribution Plans, respectively, and Class B and Class C shares bear additional incremental shareholder administrative expenses resulting from deferred sales charge arrangements. In addition, only the holders of Class A, Class B, and Class C shares have voting rights with respect to matters pertaining to the Class A, Class B, and Class C Service and Distribution Plans, respectively. Class A shares of each Fund are subject to a sales charge imposed at the time of purchase and in certain cases, contingent deferred sales charges. Class B shares are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within six years of purchase. Class C shares of each Fund are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors. Class O shares are no longer issued by the Company except in connection with the reinvestment of dividends on outstanding Class O shares.

The following is a summary of significant accounting policies followed by the
Company:

Strategy Fund and Capital Value Fund:

(a) Valuation of investments--Securities listed on national securities exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Securities traded in the over-the-counter market are valued on the basis of the mean between the bid and asked prices at the close of trading on such day by dealers that make markets in such securities. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued based on prices or quotes obtained from the broadest and most representative market.

Options purchased are valued at the last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the average of the last bid price as obtained from two or more dealers. Options written are valued at the last asked price.

Futures contracts are stated at market value or otherwise at the fair value at which it is expected they may be resold, as determined in good faith by the Board of Directors.

Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost which approximates market value.

(b) Derivative financial instruments--The Funds may engage in various portfolio strategies to seek to generate income or gains or as a hedge against its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Options--The Funds are authorized to write and purchase call and put options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

Forward foreign exchange contracts--The Funds are authorized to enter into forward foreign exchange contracts to seek to generate income or gains or as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Funds' records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

Financial futures contracts--The Funds may purchase or sell financial futures contracts to seek to generate income or gains or as a hedge against adverse changes in interest rates. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transaction gains (losses) are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the policy of the Company to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend date. Interest income (including amortization of discount) is recorded as earned. Realized gains and losses are determined on the identified cost basis.

(f) Dividends and distributions--Dividends and distributions payable by the Funds are accrued on the ex-dividend date.

(g) Expenses--Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to both Funds are allocated among them on a pro rata basis.

(h) Use of estimates--The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

2. INVESTMENT ADVISORY, SUB-INVESTMENT ADVISORY, AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES:

(a) The Company, on behalf of the Funds, has engaged Comstock Partners, Inc. (the "Investment Adviser") to provide professional investment management for each Fund. Under the terms of an Amended Investment Advisory Agreement between the Company, on behalf of the Strategy Fund, and the Investment Adviser, the Investment Adviser furnishes continuing investment supervision to the Strategy Fund and is responsible for the management of the Strategy Fund's portfolio. It furnishes office space, equipment and personnel to the Strategy Fund in connection with the performance of its investment management responsibilities. For its services, the Investment Adviser receives from the Company, on behalf of the Strategy Fund, a monthly fee at an annual rate of .60% of the Strategy Fund's average daily net assets.

Under the terms of an Investment Advisory Agreement between the Company, on behalf of the Capital Value Fund, and the Investment Adviser, the Investment Adviser has responsibility for investment decisions for, and the day-to-day management of, that portfolio. For its services, the Investment Adviser receives from the Company, on behalf of the Capital Value Fund, a monthly fee at the following annual rates: .40% of the first $300 million of the Capital Value Fund's average daily net assets, .45% of the Capital Value Fund's average daily net assets between $300 million and $750 million, .50% of the Capital Value Fund's average daily net assets between $750 million and $1 billion and .55% of the Capital Value Fund's average daily net assets in excess of $1 billion.

The Investment Adviser has engaged The Dreyfus Corporation (the "Sub-Investment Adviser") to provide sub-investment advisory services with respect to each Fund. Under the terms of a Sub-Investment Advisory Agreement relating to the Strategy Fund, the Sub-Investment Adviser manages the short-term cash and cash equivalent investments of the Strategy Fund and provides investment research and other advice regarding the Strategy Fund's portfolio. The Sub-Investment Adviser also provides general advice regarding economic factors and trends, including statistical and other factual information. For such services, at no cost to the Strategy Fund, the Investment Adviser pays the Sub-Investment Adviser a monthly fee at an annual rate of .15% of the Strategy Fund's average daily net assets.

The Dreyfus Corporation also acts as the sub-investment adviser to the Capital Value Fund pursuant to a separate Sub-Investment Advisory and Administration Agreement between the Company, on behalf of the Fund, and the Sub-Investment Adviser. Under that agreement, the Sub-Investment Adviser manages the short-term cash and cash equivalent investments of the Capital Value Fund and provides investment research and other advice regarding the Capital Value Fund's portfolio. In addition, the Sub-Investment Adviser provides general advice regarding economic factors and trends and acts as administrator to the Capital Value Fund. For its services under the Sub-Investment Advisory and Administration Agreement relating to the Capital Value Fund, the Sub-Investment Adviser receives an annual fee computed daily and paid monthly by the Company at the following annual rates: .35% of the first $300 million of the Capital Value Fund's average daily net assets, .30% of the Capital Value Fund's average daily net assets between $300 million and $750 million, .25% of the Capital Value Fund's average daily net assets between $750 million and $1 billion and .20% of the Capital Value Fund's average daily net assets in excess of $1 billion.

Under the terms of an Administration Agreement between the Company, on behalf of the Strategy Fund, and Princeton Administrators, L.P. ("Princeton"), Princeton performs or arranges for the performance of certain administrative services (i.e., services other than investment advice and related portfolio activities) necessary for the operation of the Strategy Fund, including maintaining the books and records of the Strategy Fund, preparing reports and other documents required by United States federal, state and other applicable laws and regulations to maintain the registration of the Strategy Fund and its shares and providing the Strategy Fund with administrative office facilities. For the services rendered to the Strategy Fund and the facilities furnished, the Strategy Fund pays Princeton a monthly fee equal to the greater of (i) $300,000 per annum ($25,000 per month), or (ii) an annual rate equal to .25% of the Strategy Fund's average daily net assets up to $100 million, .225% of the Strategy Fund's average daily net assets on the next $100 million, .20% of the Strategy Fund's average daily net assets on the next $400 million and .175% of the Strategy Fund's average daily net assets in excess of $600 million.

The Company compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Sub-Investment Adviser, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Funds. For the six months ended October 31, 1997, such compensation amounted to $83,118 for the Capital Value Fund and $59,825 for the Strategy Fund.

(b) Service and Distribution Plan -- Class A Shares

Under the Class A Service and Distribution Plan, the Company, at the expense of the Class A shares of each Fund, (a) reimburses the Distributor for payments to certain Service Agents (a securities dealer, financial institution or other industry professional) for distributing such Fund's Class A shares and servicing shareholder accounts, and (b) pays the Sub-Investment Adviser, Dreyfus Service Corporation and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing relating to the Class A shares of such Fund and for shareholder servicing activities, at an aggregate annual rate of .25 of 1% of the value of the average daily net assets of Class A of such Fund. During the six months ended October 31, 1997, $160,623 and $47,459 were charged to the Class A shares of Capital Value Fund and Strategy Fund, respectively.

Service and Distribution Plans -- Class B Shares and Class C Shares

Under the Class B and Class C Service and Distribution Plans, the Company, at the expense of the Class B shares of the Capital Value Fund and Class C shares of each Fund, as the case may be, (a) pays the Distributor for distributing the Capital Value Fund's Class B shares and each Fund's Class C shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B or Class C of the applicable Fund and (b) pays the Distributor for the provision of certain services to the holders of Class B shares and Class C shares, as the case may be, a fee at the annual rate of .25 of 1% of the value of the average daily net assets of Class B or Class C of such Fund. During the six months ended October 31, 1997, $191,569 and $31,313 were charged for distributing Capital Value Fund's Class B and Class C shares, respectively, and $63,856 and $10,438 were charged for shareholder servicing for Capital Value Fund's Class B and Class C shares, respectively. For the same period, $26,814 and $8,938 were charged for distributing and shareholder servicing, respectively, for Strategy Fund's Class C shares.

(c) Certain officers and/or directors of the Company are officers and/or directors of the Investment Adviser. Each director who is not an "affiliated person" as defined in the 1940 Act receives from the Company an annual fee of $20,000 per year.

3. PURCHASES AND SALES OF INVESTMENTS:

Purchases and sales of investments, excluding short-term and U.S. Government securities, for the six months ended October 31, 1997 were as follows:

                                                                     PURCHASES                    SALES
                                                                   --------------             --------------
            Strategy Fund:......................................    $ 48,359,112               $ 74,146,033
                                                                    ------------               ------------
                                                                    ------------               ------------
            Capital Value Fund:
              Long transactions.................................    $122,517,327               $140,203,316
              Short sale transactions...........................      96,959,152                 59,433,472
                                                                    ------------               ------------
                                                                    $219,476,479               $199,636,788
                                                                    ------------               ------------
                                                                    ------------               ------------

The Capital Value Fund engages in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain daily, a segregated account with a broker and/or custodian, of cash and/or U.S. Government securities sufficient to cover its short position. Securities sold short at October 31, 1997 and their related market values and proceeds are set forth in the Statement of Securities Sold Short.

Realized and unrealized gains (losses) as of October 31, 1997 were as follows:

Strategy Fund:

                                                                      REALIZED                  UNREALIZED
                                                                   GAINS (LOSSES)             GAINS (LOSSES)
                                                                   --------------             --------------
            Long-term investments...............................    $    259,019               $ (6,066,469)
            Short-term investments..............................           2,783                     (1,277)
            Put options purchased...............................     (14,567,848)                (3,071,130)
            Financial futures contracts.........................       3,995,200                 (2,482,525)
            Foreign currency transactions.......................        (313,510)                    63,481
                                                                    ------------               ------------
                                                                    $(10,624,356)              $(11,557,920)
                                                                    ------------               ------------
                                                                    ------------               ------------

Capital Value Fund:

                                                                      REALIZED                  UNREALIZED
                                                                       LOSSES                 GAINS (LOSSES)
                                                                   --------------             --------------
            Long-term investments...............................    $ (1,327,729)              $(13,990,955)
            Short sale transactions.............................     (11,521,599)                 5,827,891
            Short-term investments..............................        (963,731)                   (20,247)
            Put options purchased...............................     (13,908,855)                (1,179,162)
            Financial futures contracts.........................     (18,047,473)                 1,894,900
            Foreign currency transactions.......................        (774,193)                    88,811
                                                                    ------------               ------------
                                                                    $(46,543,580)              $ (7,378,762)
                                                                    ------------               ------------
                                                                    ------------               ------------

As of October 31, 1997, the cost of investments of each Fund for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. The following summarizes the net unrealized appreciation (depreciation) on investments, put options purchased, futures transactions and short sale transactions for each Fund at October 31, 1997:

                                                             GROSS                GROSS
                                                          APPRECIATION         DEPRECIATION             NET
                                                          ------------         ------------         ------------
            Strategy Fund............................     $ 5,417,188          $(14,556,064)        $ (9,138,876)
            Capital Value Fund.......................     $30,039,563          $(37,507,136)        $ (7,467,573)

The following summarizes the capital loss carry forwards of each Fund at October 31, 1997:

 EXPIRING IN FISCAL YEAR     STRATEGY FUND     CAPITAL VALUE FUND
-------------------------    -------------     ------------------
          1999                         --         $  9,100,000
          2000                $ 3,400,000           29,800,000
          2001                  8,800,000           17,800,000
          2002                         --           56,700,000
          2003                         --            9,200,000
          2004                 12,500,000           15,800,000
          2005                 14,900,000           14,200,000
                              -----------         ------------
          Total               $39,600,000         $152,600,000
                              -----------         ------------
                              -----------         ------------

4. DIVIDENDS:

In November and December 1997 the Company's Board of Directors declared ordinary income dividends for the Strategy Fund as follows:

         AMOUNT PER SHARE
----------------------------------
CLASS O      CLASS A      CLASS C        PAYABLE DATE          RECORD DATE
--------    ---------    ---------    ------------------    ------------------
$0.0500     $0.04837     $0.04263     November 28, 1997     November 19, 1997
$0.0500     $0.04842     $0.04232     December 29, 1997     December 18, 1997

                         COMSTOCK PARTNERS FUNDS, INC.

                        COMSTOCK PARTNERS STRATEGY FUND
                      COMSTOCK PARTNERS CAPITAL VALUE FUND
                           993 Lenox Drive, Suite 106
                            Lawrenceville, NJ 08648


INVESTMENT ADVISER
COMSTOCK PARTNERS, INC.
993 Lenox Drive, Suite 106
Lawrenceville, NJ 08648

SUB-INVESTMENT ADVISER (STRATEGY FUND)
THE DREYFUS CORPORATION
200 Park Avenue
New York, NY 10166

SUB-INVESTMENT ADVISER AND
ADMINISTRATOR (CAPITAL VALUE FUND)
THE DREYFUS CORPORATION
200 Park Avenue
New York, NY 10166

CUSTODIAN--DOMESTIC
THE BANK OF NEW YORK
90 Washington Street
New York, NY 10286

CUSTODIANS--INTERNATIONAL
BROWN BROTHERS HARRIMAN & CO. (STRATEGY FUND)
40 Water Street
Boston, MA 02109

THE BANK OF NEW YORK (CAPITAL VALUE FUND)
90 Washington Street
New York, NY 10286

ADMINISTRATOR (STRATEGY FUND)
PRINCETON ADMINISTRATORS, L.P.
P.O. Box 9095
Princeton, NJ 08543-9095

DISTRIBUTOR
PREMIER MUTUAL FUND SERVICES, INC.
60 State Street, Suite 1300
Boston, MA 02109
Tel. 1-800-221-7930, 1-617-557-3400

TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT
DREYFUS TRANSFER, INC.
P.O. Box 9671
Providence, RI 02940-9671

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL
SIMPSON THACHER & BARTLETT
(a partnership which includes
professional corporations)
425 Lexington Avenue
New York, NY 10017-3909

OFFICERS & DIRECTORS
Charles L. Minter,
  Chief Executive Officer and
  Chairman of the Board
M. Bruce Adelberg, Director
Sven B. Karlen, Jr., Director
E. W. Kelley, Director
Robert M. Smith, Director
W. Troy Hottenstein, Secretary
Robert C. Ringstad, Vice President,
  Treasurer, Chief Financial Officer
  and Assistant Secretary

--------------------------------------------------------------------------------

   General information regarding a Fund's portfolio, updated semi-monthly, is available by calling the Fund's Distributor (see above).

 This report is not authorized for use in connection with an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by a Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                   SHAREHOLDER INQUIRIES TEL. 1-800-554-4611